Segment and Geographic Information Reconciliation of Consolidated Operating Income to Income from Continuing Operations Before Taxes (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended		12 Months Ended
	Jun. 28, 2013	Jun. 29, 2012	Mar. 29, 2013	Mar. 30, 2012	Apr. 01, 2011
Segment Reporting [Abstract]
Operating Income (Loss)	$ 309	$ 151	$ 878	$ (1,383)	$ 1,084
Corporate General And Administrative Expense	64	60	293	219	138
Interest expense	39	44	183	174	167
Interest Income, Operating	4	5	22	38	37
Other (income) expense, net	(1)	12	(25)	4	(11)
Income (Loss) from Continuing Operations before Equity Method Investments, Income Taxes, Extraordinary Items, Noncontrolling Interest	$ 211	$ 40	$ 449	$ (4,487)	$ 827